Other (Loss) Income - Summary of Other (Loss) Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Other Income and Expenses [Abstract]
TIL stock purchase warrants received			$ 6,839
Loss on bond repurchase				(1,759)
Volatile organic compound emission plant lease income	(166)	39	(67)	197
Impairment of marketable securities		(2,062)		(2,062)
Miscellaneous (loss) income	(568)	637	745	7,480
Other (loss) income	$ (734)	$ (1,386)	$ 7,517	$ 3,856